Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets
COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2013	2012
Original cost:
Technology	10	$254,839	$254,798
Customer relations	6	201,962	201,809
Trademarks and other	11	64,489	65,002
		521,290	521,609
Accumulated amortization:
Technology		161,838	140,233
Customer relations		157,137	137,356
Trademarks and other		34,358	29,057
		353,333	306,646
Amortized cost		$167,957	$214,963

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter areas follows:

2014		$41,790
2015		36,781
2016		26,908
2017		16,601
2018		11,821
2019	and thereafter	34,056

Schedule Of Goodwill
Changes in goodwill during 2013 are as follows:

2013
Balance, at January 1,	$500,598

Net translation differences (1)	1,195

Balance, at December 31,	$501,793

(1)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.